UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

Value Line Aggressive Income Trust.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York,NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: January 31

Date of reporting period: April 30,2012

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended  4/30/12  is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	April 30, 2012

Principal Amount		Value
CORPORATE BONDS & NOTES (90.2%)
	BASIC MATERIALS (2.7%)
$200,000	AK Steel Corp., Guaranteed Notes, 7.63%, 5/15/20	$192,000
250,000	FMG Resources Pty Ltd., Guaranteed Notes, 7.00%, 11/1/15 (1)	258,750
400,000	United States Steel Corp., Senior Unsecured Notes, 6.05%, 6/1/17	407,000
		857,750
	COMMUNICATIONS (11.3%)
250,000	Alcatel-Lucent USA, Inc., Senior Unsecured Notes, 6.45%, 3/15/29	183,125
250,000	Cablevision Systems Corp., Senior Unsecured Notes, 7.75%, 4/15/18	265,625
250,000	Cincinnati Bell, Inc., Guaranteed Notes, 8.38%, 10/15/20	250,000
300,000	Crown Castle International Corp., Senior Unsecured Notes, 9.00%, 1/15/15	331,500
300,000	DISH DBS Corp., Guaranteed Notes, 7.13%, 2/1/16	332,250
200,000	DISH DBS Corp., Guaranteed Notes, 6.75%, 6/1/21	219,000
150,000	Frontier Communications Corp., Senior Unsecured Notes, 8.50%, 4/15/20	156,000
350,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	336,875
250,000	Nielsen Finance LLC / Nielsen Finance Co., Guaranteed Notes, 7.75%, 10/15/18	276,250
150,000	NII Capital Corp., Guaranteed Notes, 7.63%, 4/1/21	139,500
350,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, 3/15/32	296,625
400,000	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, 2/15/22	400,000
200,000	Wind Acquisition Finance SA, Secured Notes, 11.75%, 7/15/17 (1)	196,500
200,000	Windstream Corp., Guaranteed Notes, 7.50%, 6/1/22	209,500
		3,592,750
	CONSUMER, CYCLICAL (18.2%)
200,000	American Axle & Manufacturing, Inc., Guaranteed Notes, 7.88%, 3/1/17	207,000
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	500,625
250,000	Chrysler Group LLC / CG Co-Issuer, Inc., Secured Notes, 8.00%, 6/15/19	258,750
250,000	Cooper Tire & Rubber Co., Senior Unsecured Notes, 7.63%, 3/15/27	247,500
300,000	Dana Holding Corp., Senior Unsecured Notes, 6.50%, 2/15/19	319,500
250,000	Ford Motor Co., Global Landmark Securities, Senior Unsecured Notes, 7.45%, 7/16/31	318,437
350,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 8.25%, 8/15/20	370,125
150,000	Gymboree Corp., Guaranteed Notes, 9.13%, 12/1/18	141,750

Principal Amount		Value
$300,000	Hanesbrands, Inc., Guaranteed Notes, 6.38%, 12/15/20	$309,750
350,000	Lear Corp., Guaranteed Notes, 7.88%, 3/15/18	383,250
115,000	Lennar Corp., Guaranteed Notes, 6.50%, 4/15/16	121,613
200,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 8.13%, 8/15/35	219,333
100,000	McJunkin Red Man Corp., Senior Secured Notes, 9.50%, 12/15/16	110,250
300,000	Meritor, Inc., Guaranteed Notes, 8.13%, 9/15/15	318,375
300,000	MGM Resorts International, Guaranteed Notes, 7.75%, 3/15/22	307,500
200,000	Navistar International Corp., Guaranteed Notes, 8.25%, 11/1/21	216,000
300,000	PEP Boys-Manny, Moe & Jack (The), Guaranteed Notes, 7.50%, 12/15/14	304,503
150,000	Rite Aid Corp., Senior Secured Notes, 9.75%, 6/12/16	166,875
300,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.50%, 10/15/27	302,625
140,000	Scientific Games Corp., Guaranteed Notes, 8.13%, 9/15/18	151,725
294,624	United Air Lines, Inc., Senior Secured Notes, 12.75%, 7/15/12	299,780
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	221,000
		5,796,266
	CONSUMER, NON-CYCLICAL (18.3%)
350,000	Alere, Inc., Guaranteed Notes, 9.00%, 5/15/16	361,812
150,000	American Greetings Corp., Guaranteed Notes, 7.38%, 12/1/21	156,000
250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Guaranteed Notes, 7.75%, 5/15/16	256,562
400,000	Bausch & Lomb, Inc., Senior Unsecured Notes, 9.88%, 11/1/15	421,000
204,000	Chiquita Brands International, Inc., Senior Unsecured Notes, 7.50%, 11/1/14	206,550
134,000	Community Health Systems, Inc., Guaranteed Notes, 8.88%, 7/15/15	138,355
400,000	Constellation Brands, Inc., Guaranteed Notes, 6.00%, 5/1/22	421,000
100,000	CoreLogic, Inc., Guaranteed Notes, 7.25%, 6/1/21 (1)	105,250
77,000	DaVita, Inc., Guaranteed Notes, 6.63%, 11/1/20	80,561
300,000	Dean Foods Co., Guaranteed Notes, 7.00%, 6/1/16	312,000
150,000	Del Monte Corp., Guaranteed Notes, 7.63%, 2/15/19	151,500
300,000	Deluxe Corp., Guaranteed Notes, 7.00%, 3/15/19	311,250
200,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, 1/31/22 (1)	203,250
250,000	HCA, Inc., Senior Unsecured Notes, 6.50%, 2/15/16	268,750

1

Value Line Aggressive Income Trust

April 30, 2012

Principal Amount		Value
$400,000	Hertz Corp. (The), Guaranteed Notes, 7.38%, 1/15/21	$430,000
200,000	Jarden Corp., Guaranteed Notes, 6.13%, 11/15/22	210,000
150,000	Kinetic Concepts, Inc. / KCI USA, Inc., Guaranteed Notes, 10.50%, 11/1/18 (1)	154,688
250,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, 5/15/18	241,875
300,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Guaranteed Notes, 9.25%, 5/15/18 (1)	303,000
200,000	ServiceMaster Co., Guaranteed Notes, 8.00%, 2/15/20 (1)	214,000
200,000	Spectrum Brands, Inc., Senior Unsecured Notes, 6.75%, 3/15/20 (1)	204,500
150,000	United Rentals North America, Inc., Guaranteed Notes, 8.38%, 9/15/20	157,875
250,000	Valeant Pharmaceuticals International, Guaranteed Notes, 6.75%, 8/15/21 (1)	243,125
150,000	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., Guaranteed Notes, 7.75%, 2/1/19	150,563
100,000	Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, Guaranteed Notes, 7.75%, 9/15/18	109,250
		5,812,716
	ENERGY (14.6%)
200,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, 10/1/20	179,000
166,000	Arch Western Finance LLC, Senior Secured Notes, 6.75%, 7/1/13	166,000
175,000	Atlas Pipeline Partners L.P., Guaranteed Notes, 8.75%, 6/15/18	188,563
350,000	Bill Barrett Corp., Guaranteed Notes, 7.63%, 10/1/19	353,500
150,000	Chesapeake Energy Corp., Guaranteed Notes, 6.78%, 3/15/19	145,875
400,000	Cie Generale de Geophysique-Veritas, Guaranteed Notes, 7.75%, 5/15/17	416,000
250,000	CONSOL Energy, Inc., Guaranteed Notes, 8.25%, 4/1/20	262,500
150,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, 10/15/20	166,125
350,000	Forest Oil Corp., Guaranteed Notes, 7.25%, 6/15/19	345,625
300,000	Frontier Oil Corp., Guaranteed Notes, 8.50%, 9/15/16	319,500
250,000	Linn Energy LLC / Linn Energy Finance Corp., Guaranteed Notes, 7.75%, 2/1/21	263,750
300,000	McMoRan Exploration Co., Guaranteed Notes, 11.88%, 11/15/14	315,000
400,000	Peabody Energy Corp., Guaranteed Notes, 7.38%, 11/1/16	443,000
400,000	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, 5/1/21	416,000
250,000	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, 6/1/18 (1)	259,375
250,000	SM Energy Co., Senior Unsecured Notes, 6.63%, 2/15/19	263,750

Principal Amount		Value
$150,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., Guaranteed Notes, 6.38%, 8/1/22 (1)	$151,125
		4,654,688

	FINANCIAL (4.8%)
400,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, 3/15/20	458,210
135,000	Citigroup Capital III, Guaranteed Notes, 7.63%, 12/1/36	140,774
250,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., Guaranteed Notes, 8.00%, 1/15/18	267,187
250,000	International Lease Finance Corp., Senior Unsecured Notes, 8.25%, 12/15/20	280,000
250,000	LBG Capital No.1 PLC, Guaranteed Notes, 7.88%, 11/1/20 (1)	216,250
200,000	SLM Corp., Senior Unsecured Notes, 5.63%, 8/1/33	166,000
		1,528,421
	INDUSTRIAL (12.7%)
350,000	Alliant Techsystems, Inc., Guaranteed Notes, 6.88%, 9/15/20	374,500
500,000	Ball Corp., Guaranteed Notes, 5.00%, 3/15/22	508,750
200,000	Bombardier, Inc., Senior Unsecured Notes, 5.75%, 3/15/22 (1)	197,250
500,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	528,750
260,000	Covanta Holding Corp., Senior Unsecured Notes, 7.25%, 12/1/20	281,321
200,000	Crown Americas LLC / Crown Americas Capital Corp. III, Guaranteed Notes, 6.25%, 2/1/21	217,500
400,000	General Cable Corp., Guaranteed Notes, 7.13%, 4/1/17	412,000
200,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	216,334
135,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., Senior Secured Notes, 8.88%, 11/1/17	138,712
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	419,000
150,000	TransDigm, Inc., Guaranteed Notes, 7.75%, 12/15/18	163,500
190,000	Triumph Group, Inc., Guaranteed Notes, 8.63%, 7/15/18	211,375
400,000	USG Corp., Senior Unsecured Notes, 6.30%, 11/15/16	382,000
		4,050,992
	TECHNOLOGY (3.3%)
250,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, 12/15/17	275,000
81,000	Broadridge Financial Solutions, Inc., Senior Unsecured Notes, 6.13%, 6/1/17	85,405
350,000	First Data Corp., Guaranteed Notes, 9.88%, 9/24/15	352,625

2

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal
Amount		Value
$300,000	Seagate Technology HDD Holdings, Guaranteed Notes, 6.80%, 10/1/16	$333,000
		1,046,030
	UTILITIES (4.3%)
350,000	AES Corp. (The), Senior Unsecured Notes, 8.00%, 10/15/17	399,000
300,000	Calpine Corp., Senior Secured Notes, 7.88%, 1/15/23 (1)	323,250
350,000	GenOn Energy, Inc., Senior Unsecured Notes, 7.63%, 6/15/14	357,000
300,000	NRG Energy, Inc., Guaranteed Notes, 8.50%, 6/15/19	306,000
		1,385,250
	TOTAL CORPORATE BONDS & NOTES
	(Cost $27,781,230) (90.2%)	28,724,863
CONVERTIBLE CORPORATE BONDS & NOTES (2.3%)
	COMMUNICATIONS (1.1%)
100,000	Anixter International, Inc., Senior Unsecured Notes, 1.00%, 2/15/13	119,875
250,000	Leap Wireless International, Inc., Senior Unsecured Notes, 4.50%, 7/15/14	234,063
		353,938
	CONSUMER, CYCLICAL (0.7%)
100,000	Group 1 Automotive, Inc., Senior Unsecured Notes, 2.25%, 6/15/36 (2)	111,875
100,000	Navistar International Corp., Senior Subordinated Notes, 3.00%, 10/15/14	103,125
		215,000
	CONSUMER, NON-CYCLICAL (0.2%)
89,000	Omnicare, Inc.,, Guaranteed Notes, 3.25%, 12/15/35	84,995

	TECHNOLOGY (0.3%)
100,000	Micron Technology, Inc., Senior Unsecured Notes, 1.88%, 6/1/27	90,875

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
	(Cost $726,742) (2.3%)	744,808

Shares		Value
CONVERTIBLE PREFERRED STOCKS (1.1%)
	ENERGY (0.2%)
1,000	Apache Corp., Convertible Fixed, Series D, 6.00%	$53,120
	FINANCIAL (0.9%)
2,000	Hartford Financial Services Group, Inc. (The), Series F, 7.25%	42,860
3,000	Wintrust Financial Corp., 7.50%	164,640
100	Bank of America Corp., Series L, 7.25%	97,300
		304,800
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $373,586) (1.1%)	357,920

COMMON STOCKS (0.6%)
	FINANCIALS (0.3%)
3,000	Hospitality Properties Trust REIT	82,740
	UTILITIES (0.3%)
2,000	FirstEnergy Corp.	93,640
	TOTAL COMMON STOCKS
	(Cost $141,751) (0.6%)	176,380
	TOTAL INVESTMENT SECURITIES (94.2%)
	(Cost $29,023,309)	30,003,971
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (5.8%)		1,847,429
NET ASSETS (3) (100%)		$31,851,400
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($31,851,400 ÷ 6,424,296 shares outstanding)		$4.96
(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Step Bond - The rate shown is as of April 30, 2012 and will reset at a future date.
(3)
For federal income tax purposes, the aggregate cost was $29,023,309, aggregate gross unrealized appreciation was $1,354,323, aggregate gross unrealized depreciation was $373,661 and the net unrealized appreciation was $980,662.

REIT	Real Estate Investment Trust.

3

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of April 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	$28,724,863	$0	$28,724,863
Convertible Corporate Bonds & Notes	0	744,808	0	744,808
Common Stocks	176,380	0	0	176,380
Convertible Preferred Stocks	193,280	164,640	0	357,920

Total Investments in Securities	$369,660	$29,634,311	$0	$30,003,971

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Trust is currently assessing the impact of this guidance on its financial statements.

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended April 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended April 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.                       Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 26, 2012